Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 12,781	$ 13,538
Interest expense from financial instruments measured at amortized cost	(11,661)	(13,715)
Net interest income from financial instruments measured at fair value through profit or loss and other	2,958	3,089
Total net interest income	4,079	2,912
Other net income from financial instruments measured at fair value through profit or loss	7,624	7,298
Fee and commission income	16,743	14,459
Fee and commission expense	(1,516)	(1,303)
Net fee and commission income	15,227	13,156
Other income	580	432
Total revenues	27,510	23,798
Credit loss expense / (release)	197	275
Personnel expenses	12,252	11,559
General and administrative expenses	7,724	8,305
Depreciation, amortization and impairment of non-financial assets	1,235	1,458
Operating expenses	21,211	21,322
Operating profit / (loss) before tax	6,101	2,201
Tax expense / (benefit)	1,363	(32)
Net profit / (loss)	4,738	2,233
Net profit / (loss) attributable to non-controlling interests	25	13
Net profit / (loss) attributable to shareholders	$ 4,713	$ 2,220